Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	793,680,369.51	36,746
Yield Supplement Overcollateralization Amount 02/28/23	74,570,463.28	0
Receivables Balance 02/28/23	868,250,832.79	36,746
Principal Payments	32,496,476.33	702
Defaulted Receivables	1,244,587.73	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	70,578,690.85	0
Pool Balance at 03/31/23	763,931,077.88	36,004

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.28%
Prepayment ABS Speed	1.71%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,572,735.40	272
Past Due 61-90 days	2,094,768.37	69
Past Due 91-120 days	522,884.08	19
Past Due 121+ days	0.00	0
Total	10,190,387.85	360

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	749,997.04
Aggregate Net Losses/(Gains) - March 2023	494,590.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	0.45%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.45%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	6,875,379.70
Actual Overcollateralization	6,875,379.70
Weighted Average Contract Rate	4.40%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	54.18

Flow of Funds	$ Amount
Collections	36,385,630.40
Investment Earnings on Cash Accounts	23,044.45
Servicing Fee	(723,542.36)
Transfer to Collection Account	-
Available Funds	35,685,132.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,284,587.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	7,476,168.30
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,875,379.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,760,203.05

Total Distributions of Available Funds	35,685,132.49

Servicing Fee	723,542.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	786,537,246.18
Principal Paid	29,481,548.00
Note Balance @ 04/17/23	757,055,698.18

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	389,457,246.18
Principal Paid	29,481,548.00
Note Balance @ 04/17/23	359,975,698.18
Note Factor @ 04/17/23	88.9487764%

Class A-3
Note Balance @ 03/15/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	252,900,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-4
Note Balance @ 03/15/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	98,700,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	30,350,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	15,130,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,443,381.44
Total Principal Paid	29,481,548.00
Total Paid	31,924,929.44

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	1,210,562.94
Principal Paid	29,481,548.00
Total Paid to A-2 Holders	30,692,110.94

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4149335
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.1382988
Total Distribution Amount	31.5532323

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.9912600
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	72.8479071
Total A-2 Distribution Amount	75.8391671

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	253.59
Noteholders' Third Priority Principal Distributable Amount	513.20
Noteholders' Principal Distributable Amount	233.21

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	5,058,901.50
Investment Earnings	19,318.18
Investment Earnings Paid	(19,318.18)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,794,144.83	$4,772,154.84	$5,260,189.12
Number of Extensions	150	154	168
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.53%	0.57%